ADVISORSHARES VICE ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 93.4%

Agriculture – 9.7%
Altria Group, Inc.	2,030	$106,067
British American Tobacco PLC (United Kingdom)(a)	3,297	139,002
Philip Morris International, Inc.	1,234	115,922
Turning Point Brands, Inc.	5,434	184,810
Universal Corp.	4,196	243,662
Vector Group Ltd.	23,136	278,557
Total Agriculture		1,068,020

Apparel – 5.2%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	4,009	571,603

Beverages – 20.4%
Anheuser-Busch InBev SA/NV (Belgium)(a)	2,006	120,480
Boston Beer Co., Inc. (The), Class A*	295	114,599
Brown-Forman Corp., Class B	1,273	85,316
Constellation Brands, Inc., Class A	975	224,562
Diageo PLC (United Kingdom)(a)(b)	2,660	540,352
Duckhorn Portfolio, Inc. (The)*	14,220	258,662
MGP Ingredients, Inc.	2,800	239,652
Molson Coors Beverage Co., Class B	3,168	169,108
Pernod Ricard SA (France)(a)	11,238	492,337
Total Beverages		2,245,068

Entertainment – 27.1%
Caesars Entertainment, Inc.*	3,743	289,559
Everi Holdings, Inc.*	24,300	510,300
International Game Technology PLC	6,780	167,330
Monarch Casino & Resort, Inc.*	6,490	566,123
Penn National Gaming, Inc.*	7,476	317,132
RCI Hospitality Holdings, Inc.	10,228	628,613
Red Rock Resorts, Inc., Class A	10,354	502,790
Total Entertainment		2,981,847

Lodging – 8.0%
Boyd Gaming Corp.	9,039	594,585
Full House Resorts, Inc.*	29,993	288,233
Total Lodging		882,818

REITS – 8.8%
Gaming and Leisure Properties, Inc.	11,016	516,981
VICI Properties, Inc.	15,868	451,603
Total REITS		968,584

Retail – 9.4%
Chuy’s Holdings, Inc.*	18,191	491,157
Jack in the Box, Inc.	2,418	225,866
McDonald’s Corp.	1,276	315,529
Total Retail		1,032,552

Software – 4.8%
Activision Blizzard, Inc.	5,056	405,036
Take-Two Interactive Software, Inc.*	837	128,681
Total Software		533,717

Total Common Stocks (Cost $9,472,786)		10,284,209

MONEY MARKET FUND – 6.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.17%(c) (Cost $737,614)	737,614	737,614

Total Investments – 100.1% (Cost $10,210,400)		11,021,823
Liabilities in Excess of Other Assets – (0.1%)		(6,525)
Net Assets – 100.0%		$11,015,298

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $529,383; the aggregate market value of the collateral held by the fund is $545,027. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $545,027.
(c)	Rate shown reflects the 7-day yield as of March 31, 2022.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,284,209	$–	$–	$10,284,209
Money Market Fund	737,614	–	–	737,614
Total	$11,021,823	$–	$–	$11,021,823

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	9.7%
Apparel	5.2
Beverages	20.4
Entertainment	27.1
Lodging	8.0
REITS	8.8
Retail	9.4
Software	4.8
Money Market Fund	6.7
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%